Capital Requirements	12 Months Ended
Dec. 31, 2014
Capital Requirements
Capital Requirements
(14)	Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

Quantitative measures established by regulations to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital to risk-weighted assets, and of Tier I capital to adjusted-average assets. Management believes, as of December 31, 2014 and 2013, the Company and the Bank met all capital adequacy requirements.

As of December 31, 2014, the most recent notification from the regulatory authorities categorized the bank as well- capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since the notification that management believes have changed the Bank’s categories.

			Minimum		Well-Capitalized
	Actual		Capital Requirements		Capital Requirements
(in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2014
Total capital (to risk-weighted assets):
Company	$138,619	15.78%	$70,282	8.00%	N.A.	N.A.	%
Bank	128,311	14.78	69,430	8.00	$86,788	10.00
Tier I capital (to risk-weighted assets):
Company	$108,785	12.38%	$35,141	4.00%	N.A.	N.A.	%
Bank	119,212	13.74	34,715	4.00	$52,788	6.00
Tier I capital (to adjusted average assets):
Company	$108,785	9.42%	$34,648	3.00%	$ N.A.	N.A.	%
Bank	119,212	10.42	34,338	3.00	57,230	5.00
(in thousands)
December 31, 2013
Total capital (to risk-weighted assets):
Company	$133,638	15.33%	$69,729	8.00%	N.A.	N.A.	%
Bank	122,959	14.29	68,842	8.00	$86,052	10.00
Tier I capital (to risk-weighted assets):
Company	$99,398	11.40%	$34,864	4.00%	N.A.	N.A.	%
Bank	112,166	13.03	34,421	4.00	$51,631	6.00
Tier I capital (to adjusted average assets):
Company	$99,398	8.79%	$33,876	3.00%	$ N.A.	N.A.	%
Bank	112,166	10.04	33,517	3.00	55,862	5.00